UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22534

        Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                        Greenwood Villager, CO 80111
 (Address of principal executive offices) (Zip code)

Mark D. Quam
c/o Versus Capital Advisors LLC
5555 DTC Parkway, Suite 330

               Greenwood Villager, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

  New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period: September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Semi-Annual Report

September 30, 2016

VERSUS CAPITAL ADVISORS, LLC

This report is for shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

TABLE OF CONTENTS

Portfolio of Investments..........................................................................................................................................	2-4
Statement of Assets and Liabilities........................................................................................................................	5
Statement of Operations..........................................................................................................................................	6
Statements of Changes in Net Assets.....................................................................................................................	7
Statement of Cash Flows........................................................................................................................................	8
Financial Highlights................................................................................................................................................	9-10
Notes to Financial Statements................................................................................................................................	11-16
Additional Information...........................................................................................................................................	17

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund's privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors.  The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•        Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•        Written and electronic correspondence, including telephone contacts; and

•        Transaction history, including information about the Fund's transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts.  Employees are required to maintain and protect the confidentiality of Personal Information.  The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts.  The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund.  The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2016 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds * - 74.7% (Note 6)				Diversified - (continued)
	Diversified – 74.7%		39,506	Merlin Properties Socimi SA, REIT (Spain)..........	$ 467,536
	AEW Core Property Trust (U.S.), Inc., REIT		95,568	NSI NV, REIT..........................................................	395,932
78,277	Class A Shares.......................................................	$ 75,853,537	11,177	Outfront Media, Inc., REIT.....................................	264,336
19,435	Class B Shares.......................................................	18,833,291	657,300	Religare Health Trust (Singapore)..........................	503,687
318,554	Barings Core Property Fund LP....................................	38,675,655	476,400	Soilbuild Business Space, REIT (Singapore).........	244,541
83,824	Clarion Lion Properties Fund LLC...............................	113,428,942	41,029	Spirit Realty Capital, Inc., REIT.............................	546,917
15,110	Harrison Street Core Property Fund.............................	18,928,571	151,118	Stockland, REIT (Australia)....................................	550,534
49,865	Heitman America Real Estate LP.................................	57,316,899	35,225	Vornado Realty Trust, REIT...................................	3,565,122
272	Invesco Core Real Estate USA.....................................	45,108,640	528,000	Yuexiu Real Estate Investment Trust, REIT
	Invesco Real Estate Asia Fund (Cayman) Unit Trust			(Hong Kong) ........................................................	321,304
43,624	Class A Units.........................................................	5,557,291			21,216,718
	J.P. Morgan U.S. Real Estate Income and			Health Care – 1.1%
16,379,324	Growth Domestic, LP...........................................	23,383,123	20,300	Care Capital Properties, Inc., REIT........................	578,550
	LaSalle Property Fund LP.............................................		15,835	Omega Healthcare Investors, Inc., REIT................	561,337
57,926	Class A Shares.......................................................	88,806,464	16,735	Sabra Health Care, Inc., REIT................................	421,387
21,127	Class B Shares.......................................................	32,389,845	142,125	Senior Housing Properties Trust, REIT..................	3,227,659
14,335	Mesa Core Lending Fund LP Class A .........................	14,828,649	41,867	Ventas, Inc., REIT....................................................	2,957,066
16,200	Met Life Commercial Mortgage Income Fund............	16,547,913	32,824	Welltower,Inc., REIT...............................................	2,977,640
760,736	RREEF America Reit II, LP, REIT..............................	86,450,069			10,723,639
4,262	Trumbull Income Property Fund, LP...........................	45,259,400		Hotels – 0.6%
1,910	Trumbull Property Fund, LP.........................................	22,633,474	322,900	CDL Hospitality Trusts, REIT (Singapore)...........	331,495
—	US Government Building, LP**...................................	43,617,093	15,569	Chatham Lodging Trust, REIT...............................	299,703
	Total Private Investment Funds................................	747,618,856	25,950	Chesapeake Lodging Trust, REIT...........................	594,255
	(Cost $712,359,095)		31,300	Hospitality Properties Trust, REIT.........................	930,236
			131,458	Host Hotels & Resorts, Inc., REIT.........................	2,046,801
Common Stocks – 10.6%			336	Japan Hotel REIT Investment Corp........................	266,070
	Apartments – 1.5%		710,500	Langham Hospitality Investments, Ltd..................
68,625	American Homes 4 Rent, REIT Class A shares..........	1,485,045		(Hong Kong).........................................................	281,217
37,469	Apartment Investment & Management Co., REIT		27,000	Pebblebrook Hotel Trust, REIT..............................	718,200
	Class A shares.......................................................	1,720,202	21,050	RLJ Lodging Trust, REIT........................................	442,682
19,850	AvalonBay Communities, Inc., REIT..........................	3,530,124			5,910,659
33,794	Bluerock Residential Growth REIT, Inc......................	439,322		Mortgages – 0.1%
66,950	Equity Residential, REIT..............................................	4,306,893	41,013	Apollo Commercial Real Estate Finance, Inc.,
7,753	Essex Property Trust, Inc., REIT.................................	1,726,593		REIT....................................................................	671,383
80	Kenedix Residential Investment Corp., REIT (Japan)......	227,287	33,241	Starwood Property Trust, Inc., REIT......................	748,587
6,425	Mid-America Apartment Communities, Inc., REIT...	603,886			1,419,970
9,050	Post Properties, Inc., REIT...........................................	598,476		Office Properties – 1.2%
		14,637,828	15,700	Alexandria Real Estate Equities, Inc., REIT..........	1,707,689
	Diversified – 2.1%		31,620	Alstria Office REIT-AG (Germany) ......................	434,061
56,410	Atrium European Real Estate, Ltd. (Jersey)..........	251,573	5,375	Boston Properties, Inc., REIT.................................	732,559
85,168	The British Land Co., PLC, REIT (United Kingdom)	698,216	62,825	Douglas Emmett, Inc., REIT...................................	2,301,280
9,325	Coresite Realty Corp., REIT.........................................	690,423	48,050	Equity Commonwealth, REIT***..........................	1,452,071
11,880	Crombie Real Estate Investment Trust, REIT		59,200	Hudson Pacific Properties, Inc., REIT....................	1,945,904
	(Canada).....................................................................	129,580	165,005	Industria REIT, (Austria) ........................................	268,991
19,522	Digital Realty Trust, Inc., REIT...................................	1,895,977	126,239	Investa Office Fund, REIT......................................	441,540
29,430	Dream Office Real Estate Investment Trust, REIT		500,400	Keppel, REIT (Singapore) ......................................	409,141
	(Canada).....................................................................	379,554	10,800	Kilroy Realty Corp., REIT......................................	748,980
6,456	EPR Properties, REIT....................................................	508,345	242	Orix JREIT, Inc., (Japan) .......................................	424,314
8,225	Equinix, Inc., REIT........................................................	2,963,056	235	Premier Investment Corp., REIT (Japan) ..............	310,769
783,900	Frasers Logistics & Industrial Trust, REIT***...........	571,959	946,000	Prosperity, REIT (Hong Kong)...............................	418,336
8,595	GEO Group, Inc. REIT..................................................	204,389	28,753	VEREIT, Inc., REIT................................................	298,169
18,216	H&R Real Estate Investment Trust, REIT (Canada)..	311,433			11,893,804
39,354	Hamborner REIT AG, REIT (Germany)......................	416,312		Regional Malls – 1.2%
167,000	Hang Lung Properties, Ltd. (Hong Kong)...................	375,494	239,260	CapitaLand Retail China Trust, REIT (Singapore)	283,350
404,000	Hui Xian Real Estate Investment Trust, REIT		91,425	CBL & Associates Properties, Inc., REIT..............	1,109,899
	(Hong Kong).............................................................	199,274	78,700	General Growth Properties, Inc., REIT..................	2,172,120
323,686	Immobiliare Grande Distribuzione SIIQ SPA,		19,625	Macerich Company, The, REIT..............................	1,587,074
	REIT (Italy)...............................................................	243,804	31,375	Simon Property Group, Inc., REIT.........................	6,494,939
85	Kenedix Office Investment Corp, REIT (Japan).........	522,213	28,300	Washington Prime Group, Inc., REIT....................	350,354
193,612	Kiwi Property Group, Ltd., (New Zealand).................	211,468			11,997,736
7,997	Klepierre, REIT (France)..............................................	366,526		Residential – 0.1%
39,433	Lexington Realty Trust, REIT......................................	406,160	20,250	Sun Communities, Inc., REIT...............................	1,589,220
41,525	Liberty Property Trust, REIT........................................	1,675,534
554,500	Mapletree Greater China Commercial Trust,			Shopping Centers – 1.1%
	REIT (Singapore)..................................................	447,276	36,825	Brixmor Property Group, Inc., REIT...................	1,023,367
561,300	Mapletree Logistics Trust, REIT (Singapore).........	440,413	126,113	Charter Hall Retail, REIT (Australia).....................	408,283
18,620	Mercialys SA, (France).............................................	447,830	160,116	Citycon OYJ (Finland)...........................................	407,579

See accompanying notes to Portfolio of Investments

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2016 (Unaudited) (continued)

Shares		Value	Shares		Value
	Shopping Centers – (continued)			Hotels – (continued)
120,825	DDR Corp., REIT.....................................................	$ 2,105,980	300	Summit Hotel Properties, Inc., REIT,
3,079	Eurocommercial Properties NV, REIT (Netherlands)	139,113		Series A, 9.25%...............................................	$ 7,599
8,375	Federal Realty Investment Trust, REIT..................	1,289,164	7,625	Sunstone Hotel Investors, Inc., REIT,
276,000	Fortune, REIT (Hong Kong)....................................	346,228		Series F, 6.45%.................................................	197,869
73,210	Hammerson PLC, REIT (United Kingdom)...........	557,008			2,199,352
156	Japan Retail Fund Investment Corp., REIT (Japan)	384,750		Office Properties – 0.5%
49,500	Kimco Realty Corp., REIT....................................	1,433,025	6,950	Alexandria Real Estate Equities, Inc., REIT,
421,871	Redefine Properties, Ltd., REIT (South Africa)	351,393		Series E, 6.45%.................................................	177,711
13,050	Regency Centers Corp., REIT.................................	1,011,244	25,294	Brandywine Realty Trust, REIT, Series E, 6.90%	646,262
68,738	Vicinity Centres, REIT............................................	166,770	18,300	Corporate Office Properties Trust, REIT
30,575	Weingarten Realty Investors, REIT........................	1,191,814		Series L, 7.38%.................................................	473,970
8,613	Wereldhave NV, REIT.............................................	436,218		Kilroy Realty Corp., REIT,
		11,251,936	18,200	Series G, 6.88%................................................	467,740
	Storage – 0.9%		18,775	Series H, 6.38%................................................	487,211
59,000	CubeSmart, REIT...................................................	1,608,340	109,831	SL Green Realty Corp., REIT, Series I, 6.50%.....	2,898,440
13,275	Extra Space Storage, Inc., REIT.........................	1,054,168	9,500	VEREIT, Inc., Series F, 6.70%...............................	253,080
18,325	Life Storage, Inc., REIT.........................................	1,629,825			5,404,414
21,025	Public Storage, REIT...........................................	4,691,518		Regional Malls – 0.9%
		8,983,851	68,271	CBL & Associates Properties Inc., REIT,
	Warehouse / Industrial – 0.7%			Series D, 7.38%...................................................	1,707,458
303,700	AIMS AMP Capital Industrial, REIT, (Singapore)	312,898	62,225	General Growth Properties, Inc., REIT,
10,375	CyrusOne, Inc., REIT.............................................	493,539		Series A, 6.38%...................................................	1,611,627
500,634	Mexico Real Estate Management SA de CV,			Pennsylvania Real Estate Investment Trust, REIT
	REIT (Mexico)	612,955	68,337	Series A, 8.25%...................................................	1,752,161
85,848	Prologis, Inc., REIT................................................	4,596,302	500	Series B, 7.38%...................................................	13,042
6,786	QTS Realty Trust, Inc., REIT, Class A Shares.....	358,640		Taubman Centers Inc., REIT,
17,354	STAG Industrial Inc., REIT...................................	425,347	111,450	Series J, 6.50%....................................................	2,912,188
		6,799,681	5,425	Series K, 6.25%...................................................	141,701
	Total Common Stocks..........................................	106,425,042		Washington Prime Group, Inc., REIT,
	(Cost $104,857,852)		1,800	Series H, 7.50%...................................................	46,944
			15,000	Series I, 6.88%....................................................	393,600
Preferred Stock – 3.7%					8,578,721
	Apartments – 0.5%			Residential – 0.1%
	American Homes 4 Rent, REIT		39,250	Equity LifeStyle Properties, Inc., REIT,
104,571	Series D, 6.50%...............................................	2,799,366		Series C, 6.75%...................................................	1,022,462
55,475	Series E, 6.35%...............................................	1,440,131	2,875	Sun Communities, Inc., REIT, Series A, 7.13%	75,038
	Apartment Investment & Management Co., REIT,				1,097,500
31,675	Series A, 6.88%...............................................	886,583		Shopping Centers – 0.5%
		5,126,080	7,231	Akelius Residential Property AB, 5.0% (Sweden)	270,990
	Diversified – 0.5%			DDR Corp., REIT,	1,199,233
	Digital Realty Trust, Inc., REIT		46,900	Series J, 6.50%....................................................	78,210
325	Series H, 7.38%...............................................	8,934	3,000	Series K, 6.25%...................................................	145,040
19,275	Series I, 6.35%................................................	514,257	5,600	Kimco Realty Corp., REIT, Series K, 5.63%.........
32,650	National Retail Properties, Inc., REIT,			Regency Centers Corporation, REIT,
	Series D, 6.63%...............................................	838,452	48,650	Series 6, 6.63%....................................................	1,244,954
	PS Business Parks, Inc. REIT,		300	Series 7, 6.00........................................................	7,740
47,325	Series S, 6.45%................................................	1,204,421	8,400	Saul Centers Inc., REIT, Series C, 6.88%...............	220,962
59,750	Series T, 6.00%................................................	1,526,015		Urstadt Biddle Properties, Inc., REIT,
35,250	Retail Properties of America, Inc., REIT,		50,600	Series F, 7.13%..................................................	1,323,190
	Series A, 7.00%............................................	911,212	20,950	Series G, 6.75%.................................................	552,032
	Vornado Realty Trust, REIT,				5,042,351
4,150	Series G, 6.63%...............................................	106,821		Storage – 0.3%
4,100	Series K, 5.70%...............................................	104,755	58,700	CubeSmart, REIT Series A, 7.75%...............................	1,476,892
		5,214,867		Public Storage, REIT,
	Health Care – 0.1%		25000	Series V, 5.38%.......................................................	636,250
11,350	Sabra Health Care, Inc., REIT, Series A, 7.13%..	300,775	11,925	Series Y, 6.38%.......................................................	333,423
3,650	Senior Housing Properties Trust, REIT 6.25%.....	96,908			2,446,565
3,450	Welltower, Inc., REIT, Series J, 6.50%................	89,700		Warehouse / Industrial – 0.1%
		487,383	32,692	STAG Industrial Inc., REIT, Series A, 9.00%.............	822,531
	Hotels – 0.2%		21,088	Terreno Realty Corp., REIT, Series A, 7.75%.............	544,070
24,801	Ashford Hospitality Trust Inc., REIT,				1,366,601
	Series F, 7.38%.....................................................	643,338		Total Preferred Stock..................................................	36,963,834
9,525	Chesapeake Lodging Trust, REIT, Series A, 7.75%	246,221		(Cost $36,736,120)
	LaSalle Hotel Properties, REIT,
2,900	Series H, 7.50%	73,486
40,275	Series J, 6.30%	1,030,839

See accompanying notes to financial statements

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2016 (Unaudited) (continued)

Par		Value	Par		Value
Corporate Debt – 3.4%				Shopping Centers – (continued)
	Apartments – 0.1%		1,473,000	Kimco Realty Corp., REIT, 4.30%, 2/1/2018........	$ 1,516,125
2,000	Post Apartment Homes LP, REIT, 4.75%, 10/15/2017....	$ 2,064	127,000	Regency Centers LP, REIT, 6.00%, 6/15/2020......	144,848
566,000	Select Income, REIT, 2.85%, 2/01/2018.....................	569,533			6,281,306
		571,597		Storage – 0.1%
	Diversified – 0.2%		702,000	Cubesmart LP, REIT, 4.80%, 7/15/2022	782,522
1,864,000	First Industrial LP, 7.50%, 12/1/2017........................	1,977,956		Total Corporate Debt..........................................	33,863,981
133,000	Liberty Property LP, 6.63%, 10/1/2017.....................	139,231		(Cost $33,429,614)
		2,117,187
	Health Care – 1.2%		Shares
213,000	HCP, Inc., REIT 2.63%, 2/1/2020..............................	1,274,983	Short-Term Investments – 4.7%
	Senior Housing Properties Trust, REIT,		47,195,359	Dreyfus Cash Management, Institutional Shares	47,195,359
4,167,000	3.25%, 5/01/2019...................................................	4,204,128		(Cost $47,195,359)
2,057,000	6.75%, 4/15/2020...................................................	2,269,307
41,000	6.75%, 12/15/2021.................................................	47,098	Total Investments – 97.1%.....................................		$ 972,067,072
	Ventas Realty LP / Ventas Capital Corp., REIT			(Cost $934,578,040)
2,498,000	2.00%, 2/15/2018...................................................	2,513,797
126,000	2.70%, 4/1/2020.....................................................	129,219		Other Assets Net of Liabilities 2.9%	28,850,097
2,000,000	Welltower, Inc., REIT, 4.70%, 9/15/2017..................	2,060,138
		12,498,670		Net Assets – 100.0%	$ 1,000,917,169
	Office Properties – 1.0%
184,000	Alexandria Real Estate Equities, Inc., REIT
	4.60%, 4/1/2022......................................................	200,403		* Non-Tradable Securities.
	Brandywine Operating Partnership LP, REIT			** Partnership is not designated in units. The Fund owns
821,000	5.70%, 5/1/2017......................................................	839,072		approximately 3.8%.
17,000	4.95%, 4/15/2018....................................................	17,739		*** Non-income producing security.
	Corporate Office Properties LP, REIT,
1,336,000	3.70%, 6/15/2021....................................................	1,383,838
2,360,000	3.60%, 5/15/2023....................................................	2,362,001		Portfolio Abbreviations:
	Equity Commonwealth, REIT			ETF – Exchange Traded Fund
121,000	6.25%, 6/15/2017....................................................	122,031		LP – Limited Partnership
578,000	5.88%, 9/15/2020....................................................	642,299		PLC – Public Limited Company
532,000	Government Properties Income Trust, REIT			REIT – Real Estate Investment Trust
	3.75%, 8/15/2019....................................................	545,393		% of
1,844,000	Highwoods Realty LP, REIT, 7.50%, 4/15/2018......	1,994,520		Industry	Net Assets
596,000	Mack-Cali Realty LP, REIT, 7.75%, 8/15/2019........	689,527		Diversified......................................................................	77.5%
500,000	National Retail Properties, Inc., REIT,			Short-Term Investments.................................................	4.7%
	6.88%, 10/15/2017.................................................	526,468		Office Properties.............................................................	2.7%
299,000	Select Income, REIT, 4.15%, 2/1/2022......................	300,773		Health Care.....................................................................	2.4%
	SL Green Realty Corp., REIT,			Shopping Centers............................................................	2.2%
15,000	7.75%, 3/15/2020....................................................	17,475		Regional Malls................................................................	2.1%
53,000	4.50%, 12/1/2022....................................................	55,256		Apartments......................................................................	2.1%
		9,696,795		Storage.............................................................................	1.3%
	Real Estate Operation / Development – 0.2%			Warehouse/Industrial.....................................................	0.8%
1,500,000	Prologis LP, REIT, 4.00%, 1/15/2018........................	1,538,488		Hotels..............................................................................	0.8%
				Residential.......................................................................	0.2%
	Reginal Malls – 0.0%			Real Estate Operation / Development...........................	0.2%
369,000	CBL & Associates LP, REIT, 5.25%, 12/1/2023......	377,416		Mortgages.......................................................................	0.1%
				Other Assets Net of Liabilities......................................	2.9%
	Shopping Centers – 0.6%				100.0%
1,061,000	Brixmor Operating Partnership LP, REIT
	3.88%, 8/15/2022....................................................	1,113,611
	DDR Corp., REIT,
2,935,000	7.50%, 4/1/2017................................................	3,021,427
95,000	3.50%, 1/15/2021..............................................	98,609
267,000	4.63%, 7/15/2022..............................................	290,064
93,000	Equity One, Inc. REIT, 3.75%, 11/15/2022.........	96,622

See accompanying notes to financial statements

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Assets and Liabilities

September 30, 2016 (Unaudited)

ASSETS:
Investments:
..... Investment in securities at cost................................................................................................................	$ 934,578,040
..... Net unrealized appreciation.....................................................................................................................	37,489,032
..... Total investment in securities, at fair value..............................................................................................	972,067,072

Cash	12,660,408
Foreign Currency (cost $36,256)..................................................................................................................	36,252

Receivables for:
Investments sold.......................................................................................................................................	2,062,999
Dividends and interest..............................................................................................................................	8,454,107
Fund shares sold.......................................................................................................................................	10,084,751
Reclaims..................................................................................................................................................	14,722
Total receivables..........................................................................................................................................	20,616,579
Prepaid expenses	125,663
Total Assets............................................................................................................................................	1,005,505,974

LIABILITIES:
Payables for:
Investments purchased..............................................................................................................................	1,987,500
Adviser fees, net.......................................................................................................................................	2,048,103
Administrative fees..................................................................................................................................	99,222
Audit and tax fees....................................................................................................................................	31,256
Custodian fees..........................................................................................................................................	36,232
Distribution fees, Class F-Shares..............................................................................................................	38,275
Legal fees................................................................................................................................................	33,305
Registration fees.......................................................................................................................................	25,804
Printing fees.............................................................................................................................................	77,138
Transfer Agent fees..................................................................................................................................	30,697
Accrued expenses and other liabilities.......................................................................................................	181,273
Total Liabilities......................................................................................................................................	4,588,805
Commitments and Contingent Liabilities (Note 6)
NET ASSETS.............................................................................................................................................	$ 1,000,917,169

NET ASSETS consist of:
Paid-in capital..............................................................................................................................................	$ 960,586,956
Distributions in excess of net investment income..........................................................................................	(8,937,192)
Accumulated net realized gain on investments and foreign currency..............................................................	11,777,993
Net unrealized appreciation on investments and foreign currency..................................................................	37,489,412

TOTAL NET ASSETS...............................................................................................................................	$ 1,000,917,169

Class F-Shares
Net Assets................................................................................................................................................	$ 15,401,319
Shares of beneficial interest outstanding (unlimited authorization).............................................................	561,360

Net asset value price per share (Net Assets/Shares Outstanding) *..........................................................	$ 27.44

Class I-Shares
Net Assets................................................................................................................................................	$ 985,515,850
Shares of beneficial interest outstanding (unlimited authorization).............................................................	35,831,860

Net asset value price per share (Net Assets/Shares Outstanding) ............................................................	$ 27.50

*      Redemption price per share is subject to an early withdrawal charge if redeemed within one year of purchase.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2016 (Unaudited)

Investment Income:
Dividends income....................................................................................................................................	$ 16,125,367
Interest income.........................................................................................................................................	431,158
Less: foreign taxes withheld.....................................................................................................................	(47,289)
Total Investment Income........................................................................................................................	16,509,236

Expenses:
Adviser fees (Note 3)...............................................................................................................................	4,688,745
Administrative fees..................................................................................................................................	180,793
Distribution fees, Class F-Shares (Note 3).................................................................................................	21,059
Director's fees (Note 3).............................................................................................................................	60,165
Transfer agent fees, Class F-Shares...........................................................................................................	1,158
Transfer agent fees, Class I-Shares............................................................................................................	69,292
Custodian fees..........................................................................................................................................	60,660
Registration fees.......................................................................................................................................	128,968
Audit and tax fees....................................................................................................................................	30,082
Legal fees................................................................................................................................................	178,189
Printing....................................................................................................................................................	138,581
Insurance fees..........................................................................................................................................	23,287
Other expenses.........................................................................................................................................	144,640
Total Expenses.....................................................................................................................................	5,725,619
Net Investment Income..............................................................................................................................	10,783,617

Net Realized and Unrealized Gain (Loss) on Investments.........................................................................
Net realized gain on investments...............................................................................................................	7,476,863
Net realized loss on foreign currency transactions.....................................................................................	(9,347)
Net change in unrealized appreciation on investment securities and foreign currency..................................	7,781,723
Net Realized and Unrealized Gain on Investments....................................................................................	15,249,239

Net Increase in Net Assets Resulting from Operations..............................................................................	$ 26,032,856

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2016	Year Ended
Increase in Net Assets:	(Unaudited)	March 31, 2016
From Operations:
Net investment income........................................................................................................................................	$ 10,783,617	$ 8,380,156
Net realized gain (loss) on investment securities and foreign currency......................................................	7,467,516	(1,138,980)
Net change in unrealized appreciation on investments and foreign currency............................................	7,781,723	24,546,496
Net Increase in Net Assets Resulting from Operations................................................................................	26,032,856	31,787,672

Distributions to Shareholders from:
Net investment income, Class F-Shares...........................................................................................................	(307,864)	(72,321)
Net investment income, Class I-Shares............................................................................................................	(19,086,925)	(4,382,866)
Return of Capital, Class F-Shares.....................................................................................................................	– .	(162,069)
Return of Capital, Class I-Shares......................................................................................................................	– .	(9,821,891)
Total Distributions.................................................................................................................................................	(19,394,789)	(14,439,147)

Capital Share Transactions:
Class F-Shares:
Shares issued.........................................................................................................................................................	3,190,664	11,272,700
Reinvested dividends...........................................................................................................................................	46,997	43,787
Shares redeemed...................................................................................................................................................	(358,832)	(902,048)
Total Class F-Shares	2,878,829	10,414,439

Class I-Shares:
Shares issued.........................................................................................................................................................	306,556,945	538,667,241
Reinvested dividends...........................................................................................................................................	2,671,076	1,812,313
Shares redeemed...................................................................................................................................................	(19,149,850)	(25,185,882)
Total Class I-Shares	290,078,171	515,293,672

Net Increase in Net Assets Resulting from Capital Share Transactions	292,957,000	525,708,111
Total Increase in Net Assets	299,595,067	543,056,636

Net Assets:
Beginning of Period.............................................................................................................................................	$ 701,322,102	$ 158,265,466
End of Period........................................................................................................................................................	$ 1,000,917,169	$ 701,322,102
Distributions in excess of net investment income..........................................................................................	$ (8,937,192)	$ (326,020)
Share Transactions:

Class F-Shares:
Shares sold............................................................................................................................................................	116,874	424,270
Shares issued in reinvestment of dividends.....................................................................................................	1,733	1,664
Shares redeemed..................................................................................................................................................	(13,169)	(33,995)
Net Increase in Class F-Shares	105,438	391,939

Class I-Shares:
Shares sold............................................................................................................................................................	11,199,877	20,205,904
Shares issued in reinvestment of dividends.....................................................................................................	98,238	68,528
Shares redeemed..................................................................................................................................................	(703,870)	(951,304)
Net Increase in Class I-Shares	10,594,245	19,323,128
Net Increase in Shares of Beneficial Interest Outstanding.........................................................................	10,699,683	19,715,067

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2016 (Unaudited)

Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations...............................................................................	$ 26,032,856

Adjustments to Reconcile Net Increase in Net Assets Resulting
From Operations to Net Cash Used in Operating Activities:
Purchases of investment securities........................................................................................................	(480,576,757)
Proceeds from disposition of investment securities...............................................................................	90,409,996
Net proceeds from short-term investment securities..............................................................................	125,247,819
Change in net unrealized appreciation on securities..............................................................................	(7,781,723)
Net realized gain from investments sold...............................................................................................	(7,476,863)
Net realized loss from foreign currency transactions.............................................................................	9,347
Net amortization/(accretion) of premium/(discount)..............................................................................	317,688
Increase in dividends and interest receivable.........................................................................................	(4,330,893)
Increase in other assets........................................................................................................................	(4,305)
Increase in prepaid expenses................................................................................................................	(125,663)
Increase in Advisor fees payable, net....................................................................................................	1,069,375
Increase in administration fees payable.................................................................................................	27,264
Decrease in audit and tax fees payable..................................................................................................	(41,805)
Decrease in legal fees payable..............................................................................................................	(21,305)
Decrease in custodian fees payable	(31,196)
Increase in distribution fees payable.....................................................................................................	21,058
Decrease in directors' fees payable.......................................................................................................	(10,165)
Increase in registration fees payable.....................................................................................................	12,572
Increase in printing fees payable..........................................................................................................	61,825
Decrease in transfer agent fees payable................................................................................................	(15,708)
Increase in accrued expenses and other liabilities..................................................................................	106,436
Net Cash Used in Operating Activities..............................................................................................	(257,100,147)
Effect of exchange rate changes on foreign currency.............................................................................	(14,769)

Cash Flows from Financing Activities:
Proceeds from shares sold......................................................................................................	305,638,141
Payment of shares redeemed..................................................................................................	(19,508,682)
Dividends paid (net of reinvestment of dividends)..................................................................	(16,676,716)
Net Cash Provided by Financing Activities	269,452,743
Net Increase in Cash.......................................................................................................	12,337,827

Cash and Foreign Currency:
Beginning of the period.........................................................................................................	358,833
End of the period...................................................................................................................	$ 12,696,660
Supplemental Disclosure of Cash Flow Information:
Reinvestment of dividends.....................................................................................................	$ 2,718,073

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class F-Shares

	Six Months
	Ended
	Sep. 30, 2016	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013	March 31, 2012*
Net Asset Value, Beginning of Period	$ 27.23	$ 26.39	$ 25.41	$ 25.78	$ 25.00	$ 25.00
Income from investment operations........................................................................................................................
......... Net investment income (a)...............................................................................................................................	0.30	0.57	0.45	0.50	1.00	– .b)
......... Net realized and unrealized gain....................................................................................................................	0.53	1.45	1.61	.20	.36	– .
Total from investment operations........................................................................................................................	0.83	2.02	2.06	0.70	1.36	– .

Distribution from Net Investment Income..............................................................................................................	(0.62)	(0.36)	(0.81)	(0.62)	(0.58)	– .
Return of Capital.......................................................................................................................................................	– .	(0.82)	(0.27)	(0.45)	– .	– .
Early withdrawal charges.........................................................................................................................................	– .	– .	– .	– .	– .	– .
Net Asset Value, End of Period	$ 27.44	$ 27.23	$ 26.39	$ 25.41	$ 25.78	$ 25.00

Total Return Based on Net Asset Value..............................................................................................................	3.20%(d)	8.27%	7.92%	2.80%	5.48%	0.00%(c)

Ratios and Supplemental Data:
Net Assets at end of period (000’s)..........................................................................................................................	$ 15.401	$ 12,416	$ 1,689	$ 1,112	$ 562	$ 475
Ratios of gross expenses to average net assets........................................................................................................	1.63%(d)	1.66%	2.64%	4.05%	30.66%	703.30%(d)
Ratios of net expenses to average net assets...........................................................................................................	1.63%(d)	1.64%	2.21%	2.05%	0.66%	0.00%(d)
Ratios of net investment income to average
net assets..............................................................................................................................................................	2.22%(d)	2.13%	1.75%	2.01%	3.99%	0.10%(d)
Portfolio turnover rate...............................................................................................................................................	11.88%(c)	20.93%	39.83%	62.38%	23.54%	0.00%(c)

*   Period from December 9, 2011 (Inception) to March 31, 2012

(a)      Per Share amounts are calculated based on average outstanding shares.

(b)     Less than $0.005 per share

(c)      Not annualized.

(d)     Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class I-Shares

	Six Months
	Ended
	Sept. 30, 2016	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited) .	March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013*
Net Asset Value, Beginning of Period	$ 27.30	$ 26.47	$ 25.47	$ 25.83	$ 24.91
Income from investment operations...............................................
......... Net investment income (a)...................................................................................	0.35	0.65	0.64	0.67	0.83
......... Net realized and unrealized gain...........................................	0.51	1.46	1.62	0.22	0.74
Total from investment operations...............................................	0.86	2.11	2.26	0.89	1.57

Distribution from Net Investment Income....................................	(0.66)	(0.39)	(0.95)	(0.73)	(0.65)
Return of Capital...............................................................................	– .	(0.89)	(0.31)	(0.52)	– .
Net Asset Value, End of Period	$ 27.50	$ 27.30	$ 26.47	$ 25.47	$ 25.83

Total Return Based on Net Asset Value	3.38%(b)	8.58%	8.74%	3.56%	6.37%(b)

Ratios and Supplemental Data:
Net Assets at end of period (000’s)................................................	$ 985,516	$ 688,906	$ 156,577	$ 47,512	$ 9,678
Ratios of gross expenses to average net assets.............................	1.33%(c)	1.35%	1.89%	3.30%	29.91%(c)
Ratios of net expenses to average net assets.................................	1.33%(c)	1.34%	1.46%	1.30%	0.17%(c)
Ratios of net investment income to average net assets...............	2.52%(c)	2.44%	2.50%	2.68%	4.48%(c)
Portfolio turnover rate......................................................................	11.88%(b)	20.93%	39.83%	62.38%	23.54%(c)

*   The Fund began issuing shares on July 10, 2012

(a)      Per Share amounts are calculated based on average outstanding shares.

(b)     Not annualized.

(c)      Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2016

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy.  The Fund’s investment objectives are to seek consistent current income, capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund was originally authorized to issue an unlimited number of shares of beneficial interest without par value up to a total of $750,000,000.  On February 2, 2016, the Fund registered additional shares allowing it to issue an unlimited number of shares of beneficial interest without par value up to a total of $2 billion.  The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on December 9, 2011, (the “Effective Date”) and accordingly, the Fund commenced its investment operations.

The Fund is currently registered to offer two classes of shares, the F-Share Class (the “F-Shares”) and the I-Share Class (the “I-Shares”). The F-Shares are subject to an early withdrawal charge of 2.00% of the aggregate net asset value (“NAV”) of Class F-Shares repurchased during the first year following an initial purchase.  F-Shares had early withdrawal charges of approximately $2,000 for the six months ended September 30, 2016.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2016 (continued)

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1  –      unadjusted quoted prices in active markets for identical securities

• Level 2  –      prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3  –      significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the six months ended September 30, 2016, there were no transfers between levels.  A summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	09/30/2016	Price	Inputs	Inputs

Common Stocks *...........................................	$ 106,425,042	$ 106,425,042	$ – .	$ – .
Preferred Stocks *...........................................	36,963,834	36,963,834	– .	– .
Corporate Debt *.............................................	33,863,981	– .	33,863,981	– .
Short-Term Investments*................................	47,195,359	47,195,359	– .	– .
Subtotal..........................................................	$ 224,448,216	$ 190,584,235	$ 33,863,981	$ – .
Private Investment Funds*..............................	$ 747,618,856
Total...............................................................	$ 972,067,072

* See Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the year ended September 30, 2016.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.  Securities are accounted for on a trade date basis. The cost of securities sold is determined and gain (losses) are based upon the specific identification method.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2016 (continued)

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time).  Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).  Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds, together with any dividends or interest income earned from such investments. A portion of any dividend may be a return of capital or from other capital sources.

Allocation - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the six months ended September 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the fiscal years before 2012. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law on December 22, 2010. Under the Modernization Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 indefinitely. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal yearend based on the tax treatment; temporary differences do not require such reclassification.

For the year ended March 31, 2016, tax character of the distribution paid by the Fund was approximately $3,463,000 of ordinary income dividends, approximately $992,000 of long-term capital gains and approximately $9,984,000 of return of capital.  For the year ended March 31, 2015, tax character of the distribution paid by the Fund were approximately $2,802,000 of ordinary income dividends, approximately $635,000 of long-term capital gains and approximately $1,141,000 of return of capital.  Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of March 31, 2016, the Fund had no capital loss carryovers available to offset possible future capital gains.

Under federal tax law, capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended March 31, 2016, the Fund incurred approximately $464,000 of qualified late year losses.

As of September 30, 2016, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $40,508,000, ($3,019,000) and $37,489,000, respectively.  The aggregate cost of securities for federal income tax purposes at September 30, 2016, was approximately $934,578,000.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2016 (continued)

NOTE 3. FEES AND OTHER TRANSACTIONSWITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund's NAV, which accrues daily based on the average daily net assets of the Fund and is paid quarterly.  The Fund accrued fees to the Adviser of approximately $4,075,000 for the six months ended September 30, 2016.

The Adviser engaged Callan Associates Inc. (the “Sub-Adviser”) to act as the Fund's investment Sub-Adviser for the selection of Investment Managers.  The Sub-Adviser fee is paid by the Adviser. The Adviser, with the assistance of the Sub-Adviser, allocates the Fund's assets and, thereafter, evaluates regularly each Investment Manager to determine whether its investment program is consistent with the Fund's investment objective and whether its investment performance is satisfactory. The Adviser may, at its discretion, reallocate the Fund's assets among the Investment Managers.

The Adviser and Sub-Adviser have retained the services of the following Investment Managers for the Fund: Security Capital Research &Management, Inc.; and Forum Securities Limited. The Investment Managers will either (i) manage investment funds that invest in real estate-related debt, consisting of mezzanine and first mortgage debt, and directly in real estate through entities that qualify as real estate investment trusts for federal income tax purposes (“REITs”) or investment vehicles treated similarly as private REITs for tax purposes (collectively, the “Investment Funds”) as described further below (see “Taxes”), or (ii) sub-advise a specified portion of the Fund's assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs (referred to hereafter as the “Real  Estate Securities” and together with the Investment Funds as “Real Estate-Related Investments”).  The Fund accrued fees to the Investment Managers of approximately $614,000 for the six months ended September 30, 2016.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund's statutory underwriter and facilitates the distribution of Shares. For its services, the Fund pays to the Distributor a Distribution Fee that accrues on the basis of the average daily NAV of the Fund's F-Class shares only, at an annual rate of 0.30%.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time.  Each of the Independent Directors is a member of the Audit Committee and/or Nominating Committee. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2016, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were approximately $480,006,000 and $92,473,000, respectively.

NOTE 5. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Payment Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Repurchase tenders made during the six months ended September 30, 2016 cumulatively were approximately $19,509,000.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”).  Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require you to submit your tender request only on the Repurchase Request Deadline.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2016 (continued)

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds, net of any repurchase fee, will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund's Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund's outstanding Shares. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

A shareholder who tenders some, but not all, of such shareholder's Shares for repurchase as of a Repurchase Pricing Date will be required to maintain a minimum aggregate NAV of shares equal to $2,000.  The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder's tender of Shares, if such cancellation is determined by the Board to be in the best interest of the Fund.

A shareholder who tenders for repurchase such shareholder's Shares during the first year following such shareholder's initial capital contribution will be subject to a fee of 2.00% of the value of the F-Shares repurchased by the Fund, payable to the Fund (an “Early Withdrawal Charge”). The Board may, in certain limited instances where the Board has determined that the remaining shareholders will not be materially and adversely affected or prejudiced, waive the Early Withdrawal Charge. Any such waiver does not imply that the Early Withdrawal Charge will be waived at any time in the future or that such Early Withdrawal Charge will be waived for any other shareholder.

NOTE 6.  LINE OF CREDIT

The Fund has entered into a secured $40,000,000 line of credit through ZB, N.A. dba Vectra Bank Colorado (“Vectra”) for the purpose of liquidity subject to the limitations of the 1940 Act for borrowings (the “LOC”).  Borrowings, if any, under the Vectra arrangement bear interest at the one month LIBOR/Swap Rate plus 150 basis points at the time of borrowing.  In addition, the Fund incurs a Non-Utilization Fee equal to 38 basis points on the portion of the LOC not being used.  The Fund incurred During the six-months ended September 30, 2016, the Fund incurred a loan fee equal to $60,000.  As collateral for the lines of credit, the Fund would grant Vectra a first position security interest in and lien on securities held by the Fund in the collateral account. As of September 30, 2016, the Fund had not utilized this line of credit.

NOTE 7. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders.  None of these securities have suspended redemptions.  This and other important information are described in the Fund’s Prospectus dated February 2, 2016.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

September 30, 2016 (continued)

As of September 30, 2016, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice (c)
AEW Core Property Trust (U.S.), Inc.,
Class A Shares	7/2/2013	78,277	$ 72,038	$ 75,854	$ –	7.5%	45 Days
Class B Shares	7/2/2013	19,435	16,942	18,833	–	1.9%	45 Days
Clarion Lion Properties Fund LLC	7/1/2013	83,824	106,180	113,429	–	11.3%	90 Days
Cornerstone Patriot Fund LP	9/30/2013	318,554	36,625	38,676	–	3.9%	30 Days
Harrison Street Core Property Fund	8/13/2014	15,110	18,000	18,929	20,000	1.9%	45 Days
Heitman America Real Estate LP	12/2/2014	49,865	52,782	57,317	47,043	5.7%	90 Days
Invesco Core Real Estate USA	12/31/2013	272	42,500	45,109	5,000	4.5%	45 Days
Invesco Real Estate Asia Fund (Cayman)
Unit Trust - Class A Units (d)	9/30/2014	43,624	5,000	5,557	20,000	0.6%	45 Days
J.P. Morgan U.S. Real Estate
Income and Growth Domestic LP	12/31/2013	16,379,324	22,235	22,383	–	2.3%	30 Days
LaSalle Property Fund LP,
Class A Shares	8/31/2015	57,926	58,890	88,806	9,000	8.9%	45 Days
Class B Shares	8/31/2015	21,127	16,110	32,390	— –	3.2%	45 Days
Mesa Core Lending Fund LP,
Class A Shares	7/15/2015	14,335	14,896	14,829	20,603	1.7%	0 Days
Met Life Commercial Mortgage
Income Fund (e)	10/1/2015	16,200	16,391	16,548	10,000	1.7%	90 Days
RREEF America Reit II, LP	9/30/2013	760,736	80,500	86,450	15,000	8.6%	45 Days
Trumbull Property Fund, LP	9/30/2013	4,262	45,000	45,259	32,500	4.5%	60 Days
Trumbull Property Income Fund, LP	4/1/2016	1,910	21,500	22,633	65,000	2.3%	60 Days
US Government Building, LP	5/1/2014	(f)	43,000	43,617	–	4.4%	60 Days
Total			$ 668,589	$ 747,619	$ 244,146	74.7%

(a)   The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas primarily within the continental United States. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)   Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)    The investment funds provide for a quarterly redemption subject to the notice period listed.

(d)   Founding member shares which were subject to a lockup period ended 9/30/2016.

(e)   Founding member shares which are subject to a lockup period ending 10/02/2017.

(f)    Partnership is not designated in units. The Fund owns approximately 3.8% at September 30, 2016

NOTE 8. SUBSEQUENT EVENTS

At a Special Meeting of Shareholders on October 26, 2016, the Adviser and Sub-Adviser sought and received shareholders’ approval of the following Investment Managers for the Fund, including a new investment sub-advisory agreement by and among the Fund, the Adviser and Principal Real Estate Investors LLC, a new investment sub-advisory agreement by and among the Fund, the Adviser and Heitman Real Estate Securities, LLC (“HRES-LLC”), a new investment sub-advisory agreement by and among the Fund, the Adviser and Heitman International Real Estate Securities GmbH (“HRES-GmbH”) and a new investment sub-advisory agreement by and among the Fund, the Adviser and Heitman International Real Estate Securities HK Limited (“HRES-HK”).  The Investment Managers may sub-advise a specified portion of the Fund's assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of such publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs (referred to hereafter as the “Real Estate Securities” and together with the Investment Funds as “Real Estate-Related Investments”).  To the extent Fund assets are allocated to any of these Investment Manager, the Fund will accrue fees to the Investment Managers.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Additional Information

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.Youmay also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C.  For more information about the operation of the Public Reference Room, please call the SEC at 800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund's Dividend Reinvestment Policy.  A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification.  Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)   Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

 (b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) under the 19340 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)*       /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date    11/21/2016

By (Signature and Title)*       /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date    11/21/2016

* Print the name and title of each signing officer under his or her signature.